Derivative financial instruments (Details) - GBP (£) £ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	£ 2	£ 472	£ 611
Derivative financial instruments, liabilities	(2,852)	(6,002)	(7,737)
Derivative financial instruments, non-current assets			364
Derivative financial instruments, non-current liabilities	(620)	(2,599)	(3,179)
Derivative financial instruments, current assets	2	472	247
Derivative financial instruments, current liabilities	(2,232)	(3,403)	(4,558)
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets		472
Embedded foreign exchange derivatives | At fair value through profit and loss
Disclosure of detailed information about financial instruments
Derivative financial instruments, assets	2		611
Derivative financial instruments, non-current assets			364
Forward foreign exchange contracts | Derivatives used for hedging:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	(2,730)	(5,875)	(7,737)
Derivative financial instruments, non-current liabilities	(620)	(2,599)	£ (3,179)
Embedded foreign exchange derivatives | At fair value through profit and loss:
Disclosure of detailed information about financial instruments
Derivative financial instruments, liabilities	£ (122)	£ (127)